Risk management and financial instruments - Fair Value of Financial Instruments Table (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 150.9	$ 116.2
Restricted cash	6.5	11.0
Current portion of long-term debt	218.1	218.1
Long-term interest bearing debt	1,335.9	1,599.9
Long term fixed interest loan to related party	125.0	125.0
Carrying value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	150.9	116.2
Restricted cash	6.5	11.0
Current portion of long-term debt	218.1	218.1
Long-term interest bearing debt	1,335.9	1,599.9
Long term fixed interest loan to related party	125.0	125.0
US $600 Million Unsecured Bond | Fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans payable	222.7	270.3
US $600 Million Unsecured Bond | Carrying value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans payable	413.4	413.4
NOK1,500 Million Floating Interest Rate Bond | Fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans payable	84.5	123.8
NOK1,500 Million Floating Interest Rate Bond | Carrying value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans payable	161.2	190.3
Majority Shareholder | US $600 Million Unsecured Bond | Fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans payable	100.6	122.0
Majority Shareholder | US $600 Million Unsecured Bond | Carrying value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans payable	186.6	186.6
Majority Shareholder | NOK1,500 Million Floating Interest Rate Bond | Fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans payable	4.8	6.6
Majority Shareholder | NOK1,500 Million Floating Interest Rate Bond | Carrying value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans payable	$ 9.4	$ 11.1